UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09729

Name of Fund:  iShares Trust

Fund Address:   c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105

Name and address of agent for service:  The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: 10/31/2025

Date of reporting period: 10/31/2025

Item 1 – Reports to Stockholders
(a)    The Reports to Shareholders are attached herewith.

iShares® iBonds® 1-5 Year Corporate Ladder ETF

LDRC |NYSE Arca

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares iBonds 1-5 Year Corporate Ladder ETF (the “Fund”) for the period of November 7, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds 1-5 Year Corporate Ladder ETF	$0Footnote Reference(a)Footnote Reference(b)Footnote Reference(c)	0.00%Footnote Reference(b)Footnote Reference(d)Footnote Reference(e)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(c)	Rounds to less than $1.
Footnote(d)	Annualized.
Footnote(e)	Rounds to less than 0.01%.

How did the Fund perform during the period?

  For the reporting period ended October 31, 2025, the Fund returned 5.55%.

  For the same period, the Bloomberg U.S. Universal Index returned 6.33% and the BlackRock iBonds 1-5 Year Corporate Ladder Index returned 5.50%.

What contributed to performance?

Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on corporate debt to significantly narrow during the reporting period and pushed bond prices higher. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.

In this landscape, consumer non-cyclical issues in the industrial sector, particularly technology bonds, were the largest contributor to the Fund’s return.

What detracted from performance?

There were no significant detractors to the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: November 7, 2024 through October 31, 2025

Initial investment of $10,000

	Fund	Bloomberg U.S. Universal Index	BlackRock iBonds 1-5 Year Corporate Ladder Index
Oct 24	$10,000	$10,000	$10,000
Nov 24	$10,033	$10,088	$10,032
Dec 24	$10,026	$9,936	$10,025
Jan 25	$10,080	$9,996	$10,078
Feb 25	$10,159	$10,203	$10,157
Mar 25	$10,198	$10,200	$10,195
Apr 25	$10,259	$10,236	$10,255
May 25	$10,288	$10,184	$10,283
Jun 25	$10,359	$10,343	$10,353
Jul 25	$10,369	$10,328	$10,364
Aug 25	$10,474	$10,452	$10,469
Sep 25	$10,522	$10,563	$10,517
Oct 25	$10,555	$10,633	$10,550

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Key Fund statistics

Net Assets...
$10,129,666
Number of Portfolio Holdings...
6
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
25%

As of the date of this report, the Fund does not have a full fiscal year of performance information to report. The inception date of the Fund was November 7, 2024.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2025)

Portfolio composition

Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Fixed Income...
100.0%
Footnote	Description
Footnote(a)	Excludes money market funds.

All holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares iBonds Dec 2030 Term Corporate ETF...
20.0%
iShares iBonds Dec 2029 Term Corporate ETF...
20.0
iShares iBonds Dec 2028 Term Corporate ETF...
20.0
iShares iBonds Dec 2027 Term Corporate ETF...
20.0
iShares iBonds Dec 2026 Term Corporate ETF...
20.0

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, BlackRock Index Services, LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with Bloomberg Index Services Limited but is affiliated with BlackRock Index Services, LLC.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds 1-5 Year Corporate Ladder ETF

Annual Shareholder Report — October 31, 2025

LDRC-10/25-AR

iShares® iBonds® 1-5 Year High Yield and Income Ladder ETF

LDRH |NYSE Arca

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares iBonds 1-5 Year High Yield and Income Ladder ETF (the “Fund”) for the period of November 7, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds 1-5 Year High Yield and Income Ladder ETF	$0Footnote Reference(a)Footnote Reference(b)Footnote Reference(c)	0.00%Footnote Reference(b)Footnote Reference(d)Footnote Reference(e)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(c)	Rounds to less than $1.
Footnote(d)	Annualized.
Footnote(e)	Rounds to less than 0.01%.

How did the Fund perform during the period?

  For the reporting period ended October 31, 2025, the Fund returned 6.30%.

  For the same period, the Bloomberg U.S. Universal Index returned 6.33% and the BlackRock iBonds 1-5 Year High Yield and Income Ladder Index returned 6.29%.

What contributed to performance?

Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on corporate debt to significantly narrow during the reporting period and pushed bond prices higher. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.

During the reporting period, an allocation to bonds in the communication sector, especially cable and satellite, contributed the most to the Fund’s return, followed by bonds in the consumer cyclicals sector.

What detracted from performance?

There were no significant detractors to the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: November 7, 2024 through October 31, 2025

Initial investment of $10,000

	Fund	Bloomberg U.S. Universal Index	BlackRock iBonds 1-5 Year High Yield and Income Ladder Index
Oct 24	$10,000	$10,000	$10,000
Nov 24	$10,032	$10,088	$10,032
Dec 24	$10,031	$9,936	$10,031
Jan 25	$10,124	$9,996	$10,124
Feb 25	$10,204	$10,203	$10,204
Mar 25	$10,135	$10,200	$10,135
Apr 25	$10,164	$10,236	$10,163
May 25	$10,283	$10,184	$10,283
Jun 25	$10,397	$10,343	$10,397
Jul 25	$10,431	$10,328	$10,432
Aug 25	$10,537	$10,452	$10,538
Sep 25	$10,620	$10,563	$10,619
Oct 25	$10,630	$10,633	$10,629

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Key Fund statistics

Net Assets...
$4,505,212
Number of Portfolio Holdings...
6
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
23%

As of the date of this report, the Fund does not have a full fiscal year of performance information to report. The inception date of the Fund was November 7, 2024.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2025)

Portfolio composition

Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Fixed Income...
100.0%
Footnote	Description
Footnote(a)	Excludes money market funds.

All holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares iBonds 2026 Term High Yield and Income ETF...
20.1%
iShares iBonds 2029 Term High Yield and Income ETF...
20.0
iShares iBonds 2030 Term High Yield and Income ETF...
20.0
iShares iBonds 2028 Term High Yield and Income ETF...
20.0
iShares iBonds 2027 Term High Yield and Income ETF...
19.9

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, BlackRock Index Services, LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with Bloomberg Index Services Limited but is affiliated with BlackRock Index Services, LLC.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds 1-5 Year High Yield and Income Ladder ETF

Annual Shareholder Report — October 31, 2025

LDRH-10/25-AR

iShares® iBonds® 1-5 Year TIPS Ladder ETF

LDRI |NYSE Arca

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares iBonds 1-5 Year TIPS Ladder ETF (the “Fund”) for the period of November 7, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds 1-5 Year TIPS Ladder ETF	$0Footnote Reference(a)Footnote Reference(b)Footnote Reference(c)	0.00%Footnote Reference(b)Footnote Reference(d)Footnote Reference(e)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(c)	Rounds to less than $1.
Footnote(d)	Annualized.
Footnote(e)	Rounds to less than 0.01%.

How did the Fund perform during the period?

  For the reporting period ended October 31, 2025, the Fund returned 5.64%.

  For the same period, the Bloomberg U.S. Universal Index returned 6.33% and the BlackRock iBonds 1-5 Year TIPS Ladder Index returned 5.64%.

What contributed to performance?

Mixed economic signals, shifting monetary policies, and ongoing global trade tensions influenced Treasury Inflation Protected Securities (“TIPS”) returns during the reporting period, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. This environment led the Fund’s allocation to issues between seven-to-ten years to contribute to the Fund’s return.

What detracted from performance?

There were no significant detractors to the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: November 7, 2024 through October 31, 2025

Initial investment of $10,000

	Fund	Bloomberg U.S. Universal Index	BlackRock iBonds 1-5 Year TIPS Ladder Index
Oct 24	$10,000	$10,000	$10,000
Nov 24	$10,018	$10,088	$10,017
Dec 24	$10,019	$9,936	$10,017
Jan 25	$10,097	$9,996	$10,096
Feb 25	$10,215	$10,203	$10,214
Mar 25	$10,297	$10,200	$10,296
Apr 25	$10,378	$10,236	$10,377
May 25	$10,347	$10,184	$10,346
Jun 25	$10,389	$10,343	$10,388
Jul 25	$10,424	$10,328	$10,424
Aug 25	$10,566	$10,452	$10,566
Sep 25	$10,556	$10,563	$10,556
Oct 25	$10,564	$10,633	$10,564

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Key Fund statistics

Net Assets...
$9,152,911
Number of Portfolio Holdings...
6
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
29%

As of the date of this report, the Fund does not have a full fiscal year of performance information to report. The inception date of the Fund was November 7, 2024.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2025)

Portfolio composition

Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Fixed Income...
100.0%
Footnote	Description
Footnote(a)	Excludes money market funds.

All holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares iBonds Oct 2030 Term TIPS ETF...
20.1%
iShares iBonds Oct 2028 Term TIPS ETF...
20.0
iShares iBonds Oct 2029 Term TIPS ETF...
20.0
iShares iBonds Oct 2027 Term TIPS ETF...
20.0
iShares iBonds Oct 2026 Term TIPS ETF...
19.9

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, BlackRock Index Services, LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with Bloomberg Index Services Limited but is affiliated with BlackRock Index Services, LLC.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds 1-5 Year TIPS Ladder ETF

Annual Shareholder Report — October 31, 2025

LDRI-10/25-AR

iShares® iBonds® 1-5 Year Treasury Ladder ETF

LDRT |NYSE Arca

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares iBonds 1-5 Year Treasury Ladder ETF (the “Fund”) for the period of November 7, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds 1-5 Year Treasury Ladder ETF	$0Footnote Reference(a)Footnote Reference(b)Footnote Reference(c)	0.00%Footnote Reference(b)Footnote Reference(d)Footnote Reference(e)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(c)	Rounds to less than $1.
Footnote(d)	Annualized.
Footnote(e)	Rounds to less than 0.01%.

How did the Fund perform during the period?

  For the reporting period ended October 31, 2025, the Fund returned 5.08%.

  For the same period, the Bloomberg U.S. Universal Index returned 6.33% and the BlackRock iBonds 1-5 Year Treasury Ladder Index returned 5.06%.

What contributed to performance?

Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on corporate debt to significantly narrow during the reporting period and pushed bond prices higher. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.

What detracted from performance?

There were no significant detractors to the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: November 7, 2024 through October 31, 2025

Initial investment of $10,000

	Fund	Bloomberg U.S. Universal Index	BlackRock iBonds 1-5 Year Treasury Ladder Index
Oct 24	$10,000	$10,000	$10,000
Nov 24	$10,037	$10,088	$10,036
Dec 24	$10,041	$9,936	$10,040
Jan 25	$10,077	$9,996	$10,075
Feb 25	$10,172	$10,203	$10,169
Mar 25	$10,218	$10,200	$10,215
Apr 25	$10,308	$10,236	$10,305
May 25	$10,287	$10,184	$10,286
Jun 25	$10,353	$10,343	$10,353
Jul 25	$10,333	$10,328	$10,331
Aug 25	$10,444	$10,452	$10,442
Sep 25	$10,468	$10,563	$10,466
Oct 25	$10,508	$10,633	$10,506

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Key Fund statistics

Net Assets...
$19,247,645
Number of Portfolio Holdings...
6
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
30%

As of the date of this report, the Fund does not have a full fiscal year of performance information to report. The inception date of the Fund was November 7, 2024.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2025)

Portfolio composition

Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Fixed Income...
100.0%
Footnote	Description
Footnote(a)	Excludes money market funds.

All holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares iBonds Dec 2030 Term Treasury ETF...
20.0%
iShares iBonds Dec 2029 Term Treasury ETF...
20.0
iShares iBonds Dec 2028 Term Treasury ETF...
20.0
iShares iBonds Dec 2027 Term Treasury ETF...
20.0
iShares iBonds Dec 2026 Term Treasury ETF...
20.0

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, BlackRock Index Services, LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with Bloomberg Index Services Limited but is affiliated with BlackRock Index Services, LLC.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds 1-5 Year Treasury Ladder ETF

Annual Shareholder Report — October 31, 2025

LDRT-10/25-AR

(b)     Not Applicable
Item 2 – Code of Ethics – The registrant has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the registrant has not amended the code of ethics and there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.
Item 3 –  Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Richard L. Fagnani
Laura F. Fergerson

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.
Item 4 – Principal Accountant Fees and Services
The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the four series of the registrant for which the fiscal year-end is October 31, 2025 (the “Funds”), and whose annual financial statements are reported in Item 1.
(a) Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $0 for the fiscal year ended October 31, 2024 and $49,000 for the fiscal year ended October 31, 2025.
(b) Audit-Related Fees – There were no fees billed for the fiscal years ended October 31, 2024 and October 31, 2025 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under (a) of this Item.
(c) Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Funds were $0 for the fiscal year ended October 31, 2024 and $38,800 for the fiscal year ended October 31, 2025. These services related to the review of the Funds’ tax returns and excise tax calculations.
(d) All Other Fees – There were no other fees billed in each of the fiscal years ended October 31, 2024 and October 31, 2025 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.
(e)(1) Audit Committee Pre-Approval Policies and Procedures:
The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Funds, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $0 for the fiscal year ended October 31, 2024 and $38,800 for the fiscal year ended October 31, 2025.
              (h) The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.
               (i)    Not Applicable
               (j)    Not Applicable

Item 5 –  Audit Committee of Listed Registrant
(a)    The following individuals are members of the registrant’s separately designated standing Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Richard L. Fagnani
Laura F. Fergerson
Cecilia H. Herbert
John E. Martinez

Cecilia H. Herbert served as an independent trustee through December 31, 2025.

(b)    Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies
              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
October 31, 2025
2025 Annual Financial Statements and
Additional Information
iShares Trust
iShares® iBonds® 1-5 Year Corporate Ladder ETF | LDRC | NYSE Arca
iShares® iBonds® 1-5 Year High Yield and Income Ladder ETF | LDRH | NYSE Arca
iShares® iBonds® 1-5 Year TIPS Ladder ETF | LDRI | NYSE Arca
iShares® iBonds® 1-5 Year Treasury Ladder ETF | LDRT | NYSE Arca

Table of Contents
Page

Important Tax Information
(unaudited)
................................................................................................. 26

iShares
®
iBonds
®
1-5 Year Corporate Ladder ETF
Schedule of Investments
October 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Investment Companies
(a)
Domestic Fixed Income  —  99 .9%
iShares iBonds Dec 2026 Term Corporate ETF ..... 83,136 $ 2,019,373
iShares iBonds Dec 2027 Term Corporate ETF ..... 83,077 2,021,263
iShares iBonds Dec 2028 Term Corporate ETF ..... 79,337 2,023,094
iShares iBonds Dec 2029 Term Corporate ETF ..... 86,376 2,026,381
iShares iBonds Dec 2030 Term Corporate ETF ..... 91,722 2,029,808
10,119,919
a
Total Long-Term Investments — 99.9%
(Cost: $ 9,996,688 ) .................................. 10,119,919
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.05%
(a) (b)
............................ 9,677 $ 9,677
a
Total Short-Term Securities — 0.1%
(Cost: $ 9,677 ) ..................................... 9,677
Total Investments — 100.0%
(Cost: $ 10,006,365 ) ................................. 10,129,596
Other Assets Less Liabilities — 0 .0% ..................... 70
Net Assets — 100.0% ................................. $ 10,129,666
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
11/07/24
(a)
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
  Shares Held
at 10/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares
(b)
.. $ — $ 113
(c)
$ — $ (113) $ — $ — — $ 4,163
(d)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ......... — 9,677
(c)
— — — 9,677 9,677 356 —
iShares iBonds Dec
2025 Term Corporate
ETF
(b)
.......... — 1,791,357 (1,798,288) 6,931 — — — 29,256 —
iShares iBonds Dec
2026 Term Corporate
ETF ........... — 2,006,224 (1,449) (7) 14,605 2,019,373 83,136 56,404 —
iShares iBonds Dec
2027 Term Corporate
ETF ........... — 2,000,873 (1,769) 10 22,149 2,021,263 83,077 58,557 —
iShares iBonds Dec
2028 Term Corporate
ETF ........... — 1,997,337 (7,395) 73 33,079 2,023,094 79,337 61,335 —
iShares iBonds Dec
2029 Term Corporate
ETF ........... — 1,997,800 (13,947) 164 42,364 2,026,381 86,376 63,285 —
iShares iBonds Dec
2030 Term Corporate
ETF ........... — 2,019,610 (830) (6) 11,034 2,029,808 91,722 28,163 —
$ 7,052 $ 123,231
$ 10,129,596
$ 301,519 $ —
(a)
Commencement of operations.
(b)
As of period end, the entity is no longer held.
(c)
Represents net amount purchased (sold).
(d)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
1-5 Year Corporate Ladder ETF

2025
iShares Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 10,119,919  $ —  $ —  $ 10,119,919
Short-Term Securities
Money Market Funds ...................................... 9,677  —  —  9,677
$ 10,129,596  $ —  $ —  $ 10,129,596

iShares
®
iBonds
®
1-5 Year High Yield and Income Ladder ETF
Schedule of Investments
October 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Investment Companies
(a)
Domestic Fixed Income  —  99 .9%
iShares iBonds 2026 Term High Yield and Income ETF 38,746 $ 905,107
iShares iBonds 2027 Term High Yield and Income ETF 39,936 895,764
iShares iBonds 2028 Term High Yield and Income ETF 37,936 899,956
iShares iBonds 2029 Term High Yield and Income ETF 38,000 900,600
iShares iBonds 2030 Term High Yield and Income ETF 33,791 900,361
4,501,788
a
Total Long-Term Investments — 99.9%
(Cost: $ 4,488,900 ) .................................. 4,501,788
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.05%
(a) (b)
............................ 3,323 $ 3,323
a
Total Short-Term Securities — 0.1%
(Cost: $ 3,323 ) ..................................... 3,323
Total Investments — 100.0%
(Cost: $ 4,492,223 ) .................................. 4,505,111
Other Assets Less Liabilities — 0 .0% ..................... 101
Net Assets — 100.0% ................................. $ 4,505,212
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
11/07/24
(a)
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
  Shares Held
at 10/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares
(b)
.. $ — $ 79
(c)
$ — $ (79) $ — $ — — $ 1,074
(d)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ......... — 3,323
(c)
— — — 3,323 3,323 194 —
iShares iBonds 2025
Term High Yield and
Income ETF
(b)
.... — 784,900 (785,516) 616 — — — 20,614 —
iShares iBonds 2026
Term High Yield and
Income ETF ..... — 901,883 — — 3,224 905,107 38,746 43,228 64
iShares iBonds 2027
Term High Yield and
Income ETF ..... — 899,037 (4,452) (4) 1,183 895,764 39,936 41,938 —
iShares iBonds 2028
Term High Yield and
Income ETF ..... — 901,472 (6,974) 9 5,449 899,956 37,936 42,762 —
iShares iBonds 2029
Term High Yield and
Income ETF ..... — 902,799 (5,092) (23) 2,916 900,600 38,000 44,632 —
iShares iBonds 2030
Term High Yield and
Income ETF ..... — 900,752 (502) (5) 116 900,361 33,791 17,742 —
$ 514 $ 12,888
$ 4,505,111
$ 212,184 $ 64
(a)
Commencement of operations.
(b)
As of period end, the entity is no longer held.
(c)
Represents net amount purchased (sold).
(d)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
1-5 Year High Yield and Income Ladder ETF

2025
iShares Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 4,501,788 $ — $ — $ 4,501,788
Short-Term Securities
Money Market Funds ...................................... 3,323 — — 3,323
$ 4,505,111 $ — $ — $ 4,505,111

iShares
®
iBonds
®
1-5 Year TIPS Ladder ETF
Schedule of Investments
October 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Investment Companies
(a)
Domestic Fixed Income  —  99 .9%
iShares iBonds Oct 2026 Term TIPS ETF ......... 70,811 $ 1,821,967
iShares iBonds Oct 2027 Term TIPS ETF ......... 70,127 1,823,162
iShares iBonds Oct 2028 Term TIPS ETF ......... 69,943 1,832,507
iShares iBonds Oct 2029 Term TIPS ETF ......... 69,599 1,828,387
iShares iBonds Oct 2030 Term TIPS ETF ......... 69,470 1,835,953
9,141,976
a
Total Long-Term Investments — 99.9%
(Cost: $ 9,114,860 ) .................................. 9,141,976
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.05%
(a) (b)
............................ 10,887 $ 10,887
a
Total Short-Term Securities — 0.1%
(Cost: $ 10,887 ) .................................... 10,887
Total Investments — 100.0%
(Cost: $ 9,125,747 ) .................................. 9,152,863
Other Assets Less Liabilities — 0 .0% ..................... 48
Net Assets — 100.0% ................................. $ 9,152,911
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
11/07/24
(a)
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
  Shares Held
at 10/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency
Shares ......... $ — $ 10,887
(b)
$ — $ — $ — $ 10,887 10,887 $ 361 $ —
iShares iBonds Oct 2025
Term TIPS ETF
(c)
.. — 1,595,345 (1,601,178) 5,833 — — — 13,359 —
iShares iBonds Oct 2026
Term TIPS ETF ... — 1,925,585 (100,907) 445 (3,156) 1,821,967 70,811 51,684 —
iShares iBonds Oct 2027
Term TIPS ETF ... — 1,927,037 (106,500) 1,055 1,570 1,823,162 70,127 51,499 —
iShares iBonds Oct 2028
Term TIPS ETF ... — 1,928,072 (111,977) 1,485 14,927 1,832,507 69,943 46,249 158
iShares iBonds Oct 2029
Term TIPS ETF ... — 1,926,048 (115,508) 1,362 16,485 1,828,387 69,599 52,706 —
iShares iBonds Oct 2030
Term TIPS ETF ... — 1,939,499 (100,778) (58) (2,710) 1,835,953 69,470 37,186 —
$ 10,122 $ 27,116
$ 9,152,863
$ 253,044 $ 158
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).
(c)
As of period end, the entity is no longer held.

Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
1-5 Year TIPS Ladder ETF

2025
iShares Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 9,141,976  $ —  $ —  $ 9,141,976
Short-Term Securities
Money Market Funds ...................................... 10,887  —  —  10,887
$ 9,152,863  $ —  $ —  $ 9,152,863

iShares
®
iBonds
®
1-5 Year Treasury Ladder ETF
Schedule of Investments
October 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Investment Companies
(a)
Domestic Fixed Income  —  99 .9%
iShares iBonds Dec 2026 Term Treasury ETF ...... 167,368 $ 3,839,422
iShares iBonds Dec 2027 Term Treasury ETF ...... 170,638 3,841,914
iShares iBonds Dec 2028 Term Treasury ETF ...... 171,631 3,845,392
iShares iBonds Dec 2029 Term Treasury ETF ...... 175,079 3,849,112
iShares iBonds Dec 2030 Term Treasury ETF ...... 193,434 3,850,304
19,226,144
a
Total Long-Term Investments — 99.9%
(Cost: $ 19,029,570 ) ................................. 19,226,144
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.05%
(a) (b)
............................ 21,202 $ 21,202
a
Total Short-Term Securities — 0.1%
(Cost: $ 21,202 ) .................................... 21,202
Total Investments — 100.0%
(Cost: $ 19,050,772 ) ................................. 19,247,346
Other Assets Less Liabilities — 0 .0% ..................... 299
Net Assets — 100.0% ................................. $ 19,247,645
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
11/07/24
(a)
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
  Shares Held
at 10/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares
(b)
$ — $ — $ (4)
(c)
$ 4 $ — $ — — $ 3,261
(d)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. — 21,202
(c)
— — — 21,202 21,202 766 —
iShares iBonds Dec
2025 Term Treasury
ETF
(b)
......... — 4,289,569 (4,293,686) 4,117 — — — 58,789 —
iShares iBonds Dec
2026 Term Treasury
ETF .......... — 4,428,935 (607,896) 2,803 15,580 3,839,422 167,368 111,293 —
iShares iBonds Dec
2027 Term Treasury
ETF .......... — 4,408,916 (611,892) 8,074 36,816 3,841,914 170,638 108,984 —
iShares iBonds Dec
2028 Term Treasury
ETF .......... — 4,409,240 (635,292) 13,397 58,047 3,845,392 171,631 108,143 —
iShares iBonds Dec
2029 Term Treasury
ETF .......... — 4,397,658 (641,837) 17,590 75,701 3,849,112 175,079 107,084 —
iShares iBonds Dec
2030 Term Treasury
ETF .......... — 4,453,336 (612,366) (1,096) 10,430 3,850,304 193,434 51,617 —
$ 44,889 $ 196,574
$ 19,247,346
$ 549,937 $ —
(a)
Commencement of operations.
(b)
As of period end, the entity is no longer held.
(c)
Represents net amount purchased (sold).
(d)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
October 31, 2025
iShares
®
iBonds
®
1-5 Year Treasury Ladder ETF

2025
iShares Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ......................................... $ 19,226,144 $ — $ — $ 19,226,144
Short-Term Securities
Money Market Funds .......................................... 21,202 — — 21,202
$ 19,247,346 $ — $ — $ 19,247,346

Statements of Assets and Liabilities
Statements of Assets and Liabilities
October 31, 2025
See notes to financial statements.
iShares
iBonds 1-5 Year
Corporate Ladder
ETF
iShares
iBonds 1-5 Year
High Yield and
Income Ladder ETF
iShares
iBonds 1-5 Year
TIPS Ladder ETF
iShares
iBonds 1-5 Year
Treasury Ladder
ETF
ASSETS
Investments, at value — affiliated
(a)
......................................... $ 10,129,596  $ 4,505,111  $ 9,152,863  $ 19,247,346
Receivables:
Securities lending income — affiliated ..................................... 34  168  —  221
Dividends — affiliated ................................................ 36  13  48  78
Total assets ........................................................
10,129,666  4,505,292  9,152,911  19,247,645
LIABILITIES
Other liabilities ...................................................... —  80  —  —
Total liabilities .......................................................
—  80  —  —
Commitments and contingent liabilities
NET ASSETS .......................................................
$ 10,129,666  $ 4,505,212  $ 9,152,911  $ 19,247,645
NET ASSETS CONSIST OF:
Paid-in capital ....................................................... $ 9,998,726  $ 4,490,930  $ 9,119,953  $ 19,045,774
Accumulated earnings ................................................. 130,940  14,282  32,958  201,871
NET ASSETS .......................................................
$ 10,129,666  $ 4,505,212  $ 9,152,911  $ 19,247,645
NET ASSET VALUE
Shares outstanding ................................................... 400,000  180,000  360,000  760,000
Net asset value ...................................................... $ 25.32  $ 25.03  $ 25.42  $ 25.33
Shares authorized .................................................... Unlimited Unlimited Unlimited Unlimited
Par value .......................................................... None None None None
(a)
Investments, at cost — affiliated ......................................... $ 10,006,365  $ 4,492,223  $ 9,125,747  $ 19,050,772

2025
iShares Annual Financial Statements and Additional Information
Statements of Operations
Period Ended October 31, 2025
See notes to financial statements.
iShares
iBonds 1-5 Year
Corporate Ladder
ETF
(a)
iShares
iBonds 1-5 Year
High Yield and
Income Ladder
ETF
(a)
iShares
iBonds 1-5 Year
TIPS Ladder ETF
(a)
iShares
iBonds 1-5 Year
Treasury Ladder
ETF
(a)
INVESTMENT INCOME
Dividends — affiliated ................................................ $ 297,356  $ 211,110  $ 253,044  $ 546,676
Interest — unaffiliated ................................................ 13  1  5  2
Securities lending income — affiliated — net ................................. 4,163  1,074  —  3,261
Total investment income ................................................
301,532  212,185  253,049  549,939
EXPENSES
Interest expense ................................................... 7  7  7  7
Total expenses ...................................................... 7  7  7  7
Net investment income .................................................
301,525  212,178  253,042  549,932
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated ............................................. 7,052  514  5,830  4,017
Capital gain distributions from underlying funds — affiliated ..................... —  64  158  —
In-kind redemptions — affiliated
(b)
...................................... —  —  4,292  40,872
7,052  578  10,280  44,889
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ............................................. 123,231  12,888  27,116  196,574
123,231  12,888  27,116  196,574
Net realized and unrealized gain ..........................................
130,283  13,466  37,396  241,463
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................
$ 431,808  $ 225,644  $ 290,438  $ 791,395
(a)
For the period from November 7, 2024 (commencement of operations) to October 31, 2025.
(b)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets
Statements of Changes in Net Assets
See notes to financial statements.
iShares
iBonds 1-5 Year
Corporate Ladder
ETF
iShares
iBonds 1-5 Year
High Yield and
Income Ladder
ETF
Period From
11/07/24
(a)
to 10/31/25
Period From
11/07/24
(a)
to 10/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................................................ $ 301,525  $ 212,178
Net realized gain ................................................................................ 7,052  578
Net change in unrealized appreciation (depreciation) ........................................................ 123,231  12,888
Net increase in net assets resulting from operations ...........................................................
431,808  225,644
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders .................................................
(300,868) (211,362)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions .................................................
9,998,726  4,490,930
NET ASSETS
Total increase in net assets ........................................................................... 10,129,666  4,505,212
Beginning of period ................................................................................
—  —
End of period ....................................................................................
$ 10,129,666  $ 4,505,212
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2025
iShares Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
iBonds 1-5 Year
TIPS Ladder ETF
iShares
iBonds 1-5 Year
Treasury Ladder
ETF
Period From
11/07/24
(a)
to 10/31/25
Period From
11/07/24
(a)
to 10/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................................................ $ 253,042  $ 549,932
Net realized gain ................................................................................ 10,280  44,889
Net change in unrealized appreciation (depreciation) ........................................................ 27,116  196,574
Net increase in net assets resulting from operations ...........................................................
290,438  791,395
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders .................................................
(252,918) (547,921)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions .................................................
9,115,391  19,004,171
NET ASSETS
Total increase in net assets ........................................................................... 9,152,911  19,247,645
Beginning of period ................................................................................
—  —
End of period ....................................................................................
$ 9,152,911  $ 19,247,645
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares iBonds 1-5
Year Corporate
Ladder ETF
Period From
11/07/24
(a)
to 10/31/25
Net asset value, beginning of period .....................................................................................
$ 25.00
Net investment income
(b)
............................................................................................. 1 .03
Net realized and unrealized gain
(c)
.......................................................................................
0 .32
Net increase from investment operations ....................................................................................
1 .35
Distributions from net investment income
(d)
................................................................................... ( 1 .03 )
Net asset value, end of period ..........................................................................................
$ 25.32
Total Return
(e)
–
Based on net asset value ..............................................................................................
5 .55%
(f)
Ratios to Average Net Assets
(g)
–
Total expenses .....................................................................................................
0 .00%
(h) (i)
Net investment income ................................................................................................
4 .20%
(h)
Supplemental Data
Net assets, end of period (000) ..........................................................................................
$ 10,130
Portfolio turnover rate
(j)
................................................................................................
25%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Amount is less than 0.005%.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

2025
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares iBonds 1-5
Year High Yield
and Income Ladder
ETF
Period From
11/07/24
(a)
to 10/31/25
Net asset value, beginning of period .....................................................................................
$ 25.00
Net investment income
(b)
............................................................................................. 1 .50
Net realized and unrealized gain
(c)
.......................................................................................
0 .02
Net increase from investment operations ....................................................................................
1 .52
Distributions from net investment income
(d)
................................................................................... ( 1 .49 )
Net asset value, end of period ..........................................................................................
$ 25.03
Total Return
(e)
–
Based on net asset value ..............................................................................................
6 .30%
(f)
Ratios to Average Net Assets
(g)
–
Total expenses .....................................................................................................
0 .00%
(h) (i)
Net investment income ................................................................................................
6 .13%
(h)
Supplemental Data
Net assets, end of period (000) ..........................................................................................
$ 4,505
Portfolio turnover rate
(j)
................................................................................................
23%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Amount is less than 0.005%.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares iBonds 1-5
Year TIPS Ladder
ETF
Period From
11/07/24
(a)
to 10/31/25
Net asset value, beginning of period .....................................................................................
$ 25.00
Net investment income
(b)
............................................................................................. 1 .11
Net realized and unrealized gain
(c)
.......................................................................................
0 .27
Net increase from investment operations ....................................................................................
1 .38
Distributions from net investment income
(d)
................................................................................... ( 0 .96 )
Net asset value, end of period ..........................................................................................
$ 25.42
Total Return
(e)
–
Based on net asset value ..............................................................................................
5 .64%
(f)
Ratios to Average Net Assets
(g)
–
Total expenses .....................................................................................................
0 .00%
(h) (i)
Net investment income ................................................................................................
4 .47%
(h)
Supplemental Data
Net assets, end of period (000) ..........................................................................................
$ 9,153
Portfolio turnover rate
(j)
................................................................................................
29%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Amount is less than 0.005%.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

2025
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares iBonds
1-5 Year Treasury
Ladder ETF
Period From
11/07/24
(a)
to 10/31/25
Net asset value, beginning of period .....................................................................................
$ 25.00
Net investment income
(b)
............................................................................................. 0 .93
Net realized and unrealized gain
(c)
.......................................................................................
0 .32
Net increase from investment operations ....................................................................................
1 .25
Distributions from net investment income
(d)
................................................................................... ( 0 .92 )
Net asset value, end of period ..........................................................................................
$ 25.33
Total Return
(e)
–
Based on net asset value ..............................................................................................
5 .08%
(f)
Ratios to Average Net Assets
(g)
–
Total expenses .....................................................................................................
0 .00%
(h) (i)
Net investment income ................................................................................................
3 .78%
(h)
Supplemental Data
Net assets, end of period (000) ..........................................................................................
$ 19,248
Portfolio turnover rate
(j)
................................................................................................
30%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Amount is less than 0.005%.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements

Notes to Financial Statements
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
Each Fund is a fund of funds and seeks to achieve its investment objective by investing primarily in other iShares funds (each, an “underlying fund” and collectively, the
“underlying funds”). The financial statements, including the accounting policies, and schedules of investments for the underlying funds are available on iShares.com and should be read in conjunction with the Funds’ financial statements.
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income is recognized daily on an accrual basis.
Cash:  The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has
iShares ETF
Diversification
Classification
iBonds 1-5 Year Corporate Ladder
(a)
........................................................................................ Non-diversified
iBonds 1-5 Year High Yield and Income Ladder
(a)
................................................................................ Non-diversified
iBonds 1-5 Year TIPS Ladder
(a)
............................................................................................ Diversified
iBonds 1-5 Year Treasury Ladder
(a)
......................................................................................... Diversified
(a)
The Fund commenced operations on November 7, 2024.

Notes to Financial Statements
(continued)

2025
iShares Annual Financial Statements and Additional Information
formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

Notes to Financial Statements
( continued)

Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each Fund, BFA is paid a management fee from each Fund based on a percentage of each Fund’s average daily net assets, at the annual rate of 0.00%.
The Funds may incur “Acquired Fund Fees and Expenses”. Acquired Fund Fees and Expenses reflect the Funds’ pro rata share of the fees and expenses incurred indirectly by the Fund as a result of investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of each Fund.
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Index Provider: BlackRock Index Services, LLC, an affiliate of BFA, created, sponsors and publishes the underlying index used by each Fund. Each Fund uses its underlying index at no charge pursuant to a license agreement between BlackRock Index Services, LLC (or one or more of its affiliates) and the Trust, on behalf of the Funds.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the period ended October 31, 2025, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
iShares ETF Amounts
iBonds 1-5 Year Corporate Ladder ........................................................................................ $ 1,032
iBonds 1-5 Year High Yield and Income Ladder ................................................................................ 250
iBonds 1-5 Year Treasury Ladder ......................................................................................... 779

Notes to Financial Statements
(continued)

2025
iShares Annual Financial Statements and Additional Information
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
6. Purchases and Sales
For the period ended October 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the period ended October 31, 2025, in-kind transactions were as follows:
7. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2025, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of October 31, 2025, permanent differences attributable to distributions in connection with fund share redemptions and realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
iShares ETF Purchases Sales
iBonds 1-5 Year Corporate Ladder ...................................................................... $ 3,822,673  $ 1,823,676
iBonds 1-5 Year High Yield and Income Ladder .............................................................. 2,802,557  802,536
iBonds 1-5 Year TIPS Ladder .......................................................................... 3,648,145  1,632,290
iBonds 1-5 Year Treasury Ladder ....................................................................... 6,375,043  4,377,686
iShares ETF In-kind Purchases In-kind Sales
iBonds 1-5 Year Corporate Ladder ...................................................................... $ 7,990,536  $ —
iBonds 1-5 Year High Yield and Income Ladder .............................................................. 2,488,286  —
iBonds 1-5 Year TIPS Ladder .......................................................................... 7,593,439  504,557
iBonds 1-5 Year Treasury Ladder ....................................................................... 20,012,611  3,025,283
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
iBonds 1-5 Year Corporate Ladder ...................................................................... $ —  $ —
iBonds 1-5 Year High Yield and Income Ladder .............................................................. —  —
iBonds 1-5 Year TIPS Ladder .......................................................................... 4,562  (4,562)
iBonds 1-5 Year Treasury Ladder ....................................................................... 41,603  (41,603)
iShares ETF
Period From
11/7/2024
to 10/31/25
iBonds 1-5 Year Corporate Ladder
(a)
Ordinary income .............................................................................................................. $ 300,868
iBonds 1-5 Year High Yield and Income Ladder
(a)
Ordinary income .............................................................................................................. $ 211,362
iBonds 1-5 Year TIPS Ladder
(a)
Ordinary income .............................................................................................................. $ 252,918
iBonds 1-5 Year Treasury Ladder
(a)
Ordinary income .............................................................................................................. $ 547,921
(a)
The Fund commenced operations on November 7, 2024.

Notes to Financial Statements
( continued)

Notes to Financial Statements
As of October 31, 2025, the tax components of accumulated earnings (losses) were as follows:
As of October 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it
iShares ETF
Undistributed
Ordinary Income
Net Unrealized Gains
(Losses)
(a)
Total
iBonds 1-5 Year Corporate Ladder ....................................................
$ 7,709  $ 123,231  $ 130,940
iBonds 1-5 Year High Yield and Income Ladder ............................................
1,394  12,888  14,282
iBonds 1-5 Year TIPS Ladder ........................................................
5,844  27,114  32,958
iBonds 1-5 Year Treasury Ladder .....................................................
5,313  196,558  201,871
(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
iBonds 1-5 Year Corporate Ladder .................................. $ 10,006,365  $ 123,231  $ —  $ 123,231
iBonds 1-5 Year High Yield and Income Ladder .......................... 4,492,223  12,888  —  12,888
iBonds 1-5 Year TIPS Ladder ...................................... 9,125,749  32,981  (5,867) 27,114
iBonds 1-5 Year Treasury Ladder ................................... 19,050,788  196,558  —  196,558

Notes to Financial Statements
(continued)

2025
iShares Annual Financial Statements and Additional Information
could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Period Ended
10/31/25
iShares ETF Shares Amount
iBonds 1-5 Year Corporate Ladder
(a)
Shares sold ........................................................................................ 400,000  $ 9,998,726
Shares redeemed .................................................................................... —  —
400,000  $ 9,998,726
iBonds 1-5 Year High Yield and Income Ladder
(a)
Shares sold ........................................................................................ 180,000  $ 4,490,930
Shares redeemed .................................................................................... —  —
180,000  $ 4,490,930
iBonds 1-5 Year TIPS Ladder
(a)
Shares sold ........................................................................................ 380,000  $ 9,620,545
Shares redeemed .................................................................................... (20,000) (505,154)
360,000  $ 9,115,391
iBonds 1-5 Year Treasury Ladder
(a)
Shares sold ........................................................................................ 880,000  $ 22,032,553
Shares redeemed .................................................................................... (120,000) (3,028,382)
760,000  $ 19,004,171
(a)
The Fund commenced operations on November 7, 2024.

Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of iShares Trust and Shareholders of each of the four funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (four of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of October 31, 2025, the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period November 7, 2024 (commencement of operations) through October 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of October 31, 2025, and the results of each of their operations, changes in each of their net assets, and each of the financial highlights for the period November 7, 2024
(commencement of operations) through October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 22, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
  iShares iBonds 1-5 Year Corporate Ladder ETF
  iShares iBonds 1-5 Year High Yield and Income Ladder ETF
  iShares iBonds 1-5 Year TIPS Ladder ETF
  iShares iBonds 1-5 Year Treasury Ladder ETF

Important Tax Information
(unaudited)

2025
iShares Annual Financial Statements and Additional Information
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal period ended
October 31, 2025:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal period ended October 31, 2025:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal period ended October 31, 2025:
iShares ETF
Federal Obligation
Interest
iBonds 1-5 Year Corporate Ladder ......................................................................................... $ 1,269
iBonds 1-5 Year High Yield and Income Ladder ................................................................................. 1,701
iBonds 1-5 Year TIPS Ladder ............................................................................................. 247,026
iBonds 1-5 Year Treasury Ladder .......................................................................................... 537,026
iShares ETF Interest Dividends
iBonds 1-5 Year Corporate Lad der ......................................................................................... $ 297,766
iBonds 1-5 Year High Yield and Income Ladder ................................................................................. 206,547
iBonds 1-5 Year TIPS Ladder ............................................................................................. 247,026
iBonds 1-5 Year Treasury Ladder .......................................................................................... 537,026
iShares ETF
Interest-Related
Dividends
iBonds 1-5 Year Corporate Ladder ......................................................................................... $ 253,769
iBonds 1-5 Year High Yield and Income Ladder ................................................................................. 170,745
iBonds 1-5 Year TIPS Ladder ............................................................................................. 247,026
iBonds 1-5 Year Treasury Ladder .......................................................................................... 537,015

Additional Information

Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract

2025
iShares Annual Financial Statements and Additional Information
iShares iBonds 1-5 Year Corporate Ladder ETF, iShares iBonds 1-5 Year High Yield and Income Ladder ETF, iShares iBonds 1-5 Year
TIPS Ladder ETF, iShares iBonds 1-5 Year Treasury Ladder ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
( continued)

Board Review and Approval of Investment Advisory Contract
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The
Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the
Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)

2025
iShares Annual Financial Statements and Additional Information
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in these Financial Statements

Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
TIPS Treasury Inflation Protected Security

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by BlackRock Index Services, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7
Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7
Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7
Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:     /s/ Jessica Tan____________________
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: December 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Jessica Tan____________________
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: December 22, 2025

By:     /s/ Trent Walker___________________
          Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares Trust

Date: December 22, 2025